UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑23289

Angel Oak Strategic Credit Fund
(Exact name of registrant as specified in charter)

980 Hammond Drive, Suite 200
Atlanta, Georgia 30328
(Address of principal executive offices) (Zip code)

Ward Bortz, President
980 Hammond Drive, Suite 200
Atlanta, Georgia 30328
(Name and address of agent for service)
Copy to:
Stephen T. Cohen
Matthew E. Barsamian
Dechert LLP
1900 K Street NW
Washington, DC 20006

404‑953‑4900
Registrant’s telephone number, including area code
Date of fiscal year end: January 31
Date of reporting period: July 31,2026

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e‑1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1).

Semi-Annual Report
July 31, 2026
Angel Oak Strategic Credit Fund

Angel Oak Capital Advisors, LLC
980 Hammond Drive
Suite 200
Atlanta, GA 30328
(404) 953‑4900

Angel Oak Strategic Credit Fund
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Institutional Class shares returned 2.74% and its Class FI shares returned 2.79%, excluding sales charges, for the six‑month period ended July 31, 2026. The Institutional Class and Class FI shares outperformed the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, by 354 basis points (bps) and 359 bps, respectively. The benchmark returned ‑0.80% during the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed its benchmark primarily due to higher income generation, lower duration, and a lower allocation to corporate credit. Strong security selection within asset-backed securities (ABS) and collateralized loan obligations (CLOs) was a significant contributor to performance. In addition, the Fund benefited from maintaining lower interest rate and spread duration during the period. Agency residential mortgage-backed securities (RMBS) were a modest detractor from relative performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund modestly reduced its allocations to non‑agency RMBS and CLOs, while significantly increasing its allocation to ABS and moderately increasing its exposure to high-yield corporate bonds. The Fund remained overweight securitized credit.
Top Contributors
# ABS
# CLOs
# Non‑Agency RMBS
Top Detractors
i Agency RMBS
Past performance is not a guarantee of future results.
Investing involves risk; principal loss is possible. The Fund’s shares will not be listed on an exchange in the foreseeable future, if at all. It is possible that a repurchase offer may be oversubscribed, in which case shareholders may only have a portion of their shares repurchased. Quarterly repurchase offers and liquidity are limited. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate, or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate, or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. The Fund may invest in illiquid securities and restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. The Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, the imposition of economic sanctions, different legal systems and laws relating to bankruptcy and creditors’ rights, and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its investments in non‑U.S. securities. Changes in interest rates generally will cause the value of fixed-income instruments held by the Fund to vary inversely to such changes.
Below-investment-grade instruments are commonly referred to as “junk” or high-yield instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower-grade instruments may be particularly susceptible to economic downturns. The price paid by the Fund for asset-backed securities, including CLOs; the yield the Fund expects to receive from such securities; and the average life of such securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. Mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines.
For more information on these risks and other risks of the Fund, please see the Prospectus.

Investment Results – (Unaudited)
Angel Oak Strategic Credit Fund
Total Return Based on a $50,000 Investment

The chart above assumes an initial investment of $50,000 made on December 26, 2017 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or share repurchases. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when repurchased, may be worth more or less than the original cost. Performance data current to the most recent month-end can be obtained by calling (855) 751-4324. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Annualized Expense Ratios(1)
Institutional Class	2.14%
Class FI	2.14%
(1) Reflects expense ratios as stated in the Fund’s current prospectus dated May 31, 2026, as supplemented to date.
Total Returns(1)
(For the period ended July 31, 2026)

	Average Annual Returns
	One Year	Three Year	Five Year	Since Inception(2)
Angel Oak Strategic Credit Fund – Institutional Class	6.37%	9.01%	7.74%	6.84%
Angel Oak Strategic Credit Fund – Class FI without load	6.37%	9.01%	N/A	8.28%
Angel Oak Strategic Credit Fund – Class FI with load	3.43%	8.16%	N/A	8.28%
Bloomberg U.S. Aggregate Bond Index(3)	2.71%	3.73%	-0.40%	1.58%(4)
(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class FI Shares, with load, include the maximum 3.00% deferred sales charge.
(2) Inception date is December 26, 2017, for Institutional Class Shares and July 12, 2022, for Class FI Shares.
(3) The Bloomberg U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
(4) The return shown for the Bloomberg U.S. Aggregate Bond Index is from the inception date of the Institutional Class Shares. The Bloomberg U.S. Aggregate Bond Index return from the inception date of the Class FI Shares is 2.40%.

Summary of Fund Expenses – (Unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other expenses of the Fund. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)	Annualized Expense Ratio
Institutional Class	Actual	$1,000.00	$1,027.40	$11.11	2.21%
	Hypothetical(2)	$1,000.00	$1,013.84	$11.03	2.21%
Class FI	Actual	$1,000.00	$1,027.90	$11.11	2.21%
	Hypothetical(2)	$1,000.00	$1,013.84	$11.03	2.21%
(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent six month period and divided by the number of days in the most recent twelve month period (365). The annualized expense ratios reflects fee waiver and expense limitation arrangements, including interest expense, in effect during the period. The “Financial Highlights” tables in the Fund’s financial statements, included in the report, also show the gross expense ratios, without such reimbursements.
(2) Hypothetical assumes 5% annual return before expenses.

Portfolio Holdings – (Unaudited)
The investment objective of Angel Oak Strategic Credit Fund is to seek total return.

*As a percentage of total investments. The percentages presented in the table above may differ from those in the Consolidated Schedule of Investments because the percentages in the Schedule of Investments are calculated based on net assets. Derivatives are excluded from the percentages shown above.

Angel Oak Strategic Credit Fund
Consolidated Statement of Assets and Liabilities (a)
July 31, 2026 (Unaudited)

Assets
Investments in securities at fair value*	$85,431,522
Deposit at broker for swaps	1,324,706
Dividends and interest receivable	639,835
Deposit at broker for futures	315,526
Receivable for investments sold	199,642
Receivable for Fund shares sold	27,684
Prepaid expenses	22,124

Total Assets	$87,961,039

Liabilities
Payable for reverse repurchase agreements	5,017,000
Payable for investments purchased	489,321
Net swap premiums received	483,501
Payable for distributions to shareholders	362,077
Depreciation on swaps	168,489
Payable to Adviser	86,144
Variation margin on futures contracts	76,563
Payable to administrator, fund accountant, and transfer agent	21,047
Interest payable for reverse repurchase agreements	10,518
Payable to custodian	1,055
Other accrued expenses	36,680

Total Liabilities	6,752,395

Net Assets	$81,208,644

Net Assets consist of:
Paid‑in capital	$85,687,052
Total distributable earnings (accumulated deficit)	(4,478,408)

Net Assets	$81,208,644

Class FI:
Net Assets	$22,643,392

Shares outstanding (unlimited number of shares authorized, no par value)	1,096,780

Net asset value (“NAV”) and offering price per share	$20.65

Institutional Class:
Net Assets	$58,565,252

Shares outstanding (unlimited number of shares authorized, no par value)	2,837,863

Net asset value (“NAV”) and offering price per share	$20.64

*Identified Cost:
Investments in securities	$87,640,702

(a)	See Note 1 in the Notes to Consolidated Financial Statements for basis of consolidation.

See accompanying notes which are an integral part of these consolidated financial statements.

Angel Oak Strategic Credit Fund
Consolidated Statement of Operations (a)
For the Period Ended July 31, 2026 (Unaudited)

Investment Income
Interest	$4,360,124
Dividends	153,699
Swap income	89,533

Total Investment Income	4,603,356

Expenses
Investment Advisory (See Note 5)	526,380
Interest expense	182,935
Legal	45,683
Fund accounting	41,446
Transfer agent	26,306
Registration	26,067
Trustee	21,426
Administration	18,830
Audit & tax	15,655
Printing	8,896
Compliance	7,822
Custodian	3,356
Insurance	2,804
Miscellaneous	4,255

Total Expenses	931,861

Net Investment Income (Loss)	3,671,495

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(321,071)
Futures Contracts	(482,410)
Swaps	1,367
Net change in unrealized appreciation/depreciation on:
Investments	(556,334)
Futures Contracts	61,865
Swaps	(73,706)

Net realized and unrealized gain (loss) on investments	(1,370,289)

Net increase (decrease) in net assets resulting from operations	$2,301,206

(a)	See Note 1 in the Notes to Consolidated Financial Statements for basis of consolidation.

See accompanying notes which are an integral part of these consolidated financial statements.

Angel Oak Strategic Credit Fund
Consolidated Statements of Changes in Net Assets (a)

	For the Period Ended July 31, 2026 (Unaudited)	For the Year Ended January 31, 2026
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$3,671,495	$7,847,238
Net realized gain (loss) on investment transactions, futures contracts, and swaps	(802,114)	(554,168)
Net change in unrealized appreciation/depreciation on investments, futures contracts, and swaps	(568,175)	(97,277)

Net increase (decrease) in net assets resulting from operations	2,301,206	7,195,793

Distributions to Shareholders
Distributions, Class FI	(903,823)	(1,794,934)
Distributions, Institutional Class	(2,549,216)	(5,998,773)

Total distributions to shareholders	(3,453,039)	(7,793,707)

Capital Transactions – Class FI
Reinvestment of distributions	903,823	1,794,934

Total Class FI	903,823	1,794,934

Capital Transactions – Institutional Class
Proceeds from shares sold	2,266,467	16,943,372
Reinvestment of distributions	237,799	244,270
Cost of shares repurchased (See Note 7)	(8,048,004)	(32,463,290)

Total Institutional Class	(5,543,738)	(15,275,648)

Net increase (decrease) in net assets resulting from capital transactions	(4,639,915)	(13,480,714)

Total Increase (Decrease) in Net Assets	(5,791,748)	(14,078,628)

Net Assets
Beginning of year or period	87,000,392	101,079,020

End of year or period	$81,208,644	$87,000,392

Share Transactions – Class FI
Shares issued in reinvestment of distributions	43,531	85,101

Total Class FI	43,531	85,101

Share Transactions – Institutional Class
Shares sold	108,805	802,926
Shares issued in reinvestment of distributions	11,887	11,600
Shares repurchased (See Note 7)	(388,404)	(1,537,638)

Total Institutional Class	(267,712)	(723,112)

Net increase (decrease) in share transactions	(224,181)	(638,011)

(a)	See Note 1 in the Notes to Consolidated Financial Statements for basis of consolidation.

See accompanying notes which are an integral part of these consolidated financial statements.

Angel Oak Strategic Credit Fund – Class FI
Consolidated Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2026 (Unaudited) (a)	For the Year or Period Ended January 31,
		2026 (a)	2025 (a)	2024	2023 (b)
Selected Per Share Data:
Net asset value, beginning of year or period	$20.92	$21.08	$20.86	$20.62	$21.13

Income from investment operations:
Net investment income (loss)	0.90	1.79	1.86	1.75	0.98
Net realized and unrealized gain (loss) on investments (c)	(0.33)	(0.17)	0.23	0.20	(0.46)

Total from investment operations	0.57	1.62	2.09	1.95	0.52

Less distributions to shareholders:
From net investment income	(0.84)	(1.78)	(1.87)	(1.71)	(1.03)

Total distributions	(0.84)	(1.78)	(1.87)	(1.71)	(1.03)

Net asset value, end of year or period	$20.65	$20.92	$21.08	$20.86	$20.62

Total return (d)	2.79%	7.96%	10.30%	9.92%	2.58	%(e)

Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$22,643	$22,038	$20,412	$19,462	$9,439
Interest expense to average net assets (f)	0.43%	0.41%	0.21%	0.42%	0.13%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (f)(g)	2.21%	2.13%	1.90%	2.14%	1.86%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (f)(g)	2.21%	2.13%	1.90%	2.14%	1.03	%(h)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (f)(g)	8.72%	8.47%	8.74%	8.50%	7.75%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (f)(g)	8.72%	8.47%	8.74%	8.50%	8.58	%(h)
Portfolio turnover rate (d)	48%	82%	81%	49%	29	%(i)
Reverse repurchase agreements, end of year or period (000’s omitted)	$5,017	$4,149	$4,262	$1,549	$6,796
Asset coverage per $1,000 unit of senior indebtedness (j)	$17,187	$21,969	$24,716	$62,896	$12,838

(a)	See Note 1 in the Notes to Consolidated Financial Statements for basis of consolidation.
(b)	Class commenced operations on July 12, 2022.
(c)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Consolidated Statement of Operations due to share transactions for the year or period.

(d)	Not annualized for periods of less than one year.
(e)	Total return assumes reinvestment of dividends and would have been lower if no expense waiver was in place.
(f)	Annualized for periods less than one year.
(g)	Includes interest expense.
(h)	Effective January 1, 2023, the expense limitation agreement was terminated. Prior to January 1, 2023, the expense cap was 0.75%. See Note 5.
(i)	Figure presented represents turnover for the Fund as a whole for the entire fiscal period.
(j)
Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness, where one unit equals $1,000 of senior indebtedness.

See accompanying notes which are an integral part of these consolidated financial statements.

Angel Oak Strategic Credit Fund – Institutional Class
Consolidated Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2026 (Unaudited) (a)		For the Year Ended January 31,
			2026 (a)		2025 (a)		2024		2023		2022
Selected Per Share Data:
Net asset value, beginning of year or period	$20.92		$21.07		$20.86		$20.61		$22.76		$23.03

Income from investment operations:
Net investment income (loss)	0.90		1.81		1.85		1.74		1.84		3.22 (b)
Net realized and unrealized gain (loss) on investments (c)	(0.34)		(0.18)		0.23		0.22		(2.06)		(0.32)

Total from investment operations	0.56		1.63		2.08		1.96		(0.22)		2.90

Less distributions to shareholders:
From net investment income	(0.84)		(1.78)		(1.87)		(1.71)		(1.93)		(3.17)

Total distributions	(0.84)		(1.78)		(1.87)		(1.71)		(1.93)		(3.17)

Net asset value, end of year or period	$20.64		$20.92		$21.07		$20.86		$20.61		$22.76

Total return (d)	2.74%		8.02%		10.26%		9.98%		-0.78	%(e)	13.31%

Ratios and Supplemental Data:
Net assets, end of year (000’s omitted)	$58,565		$64,962		$80,667		$76,438		$71,012		$14,948
Interest expense to average net assets (f)	0.43%		0.41%		0.21%		0.42%		0.08%		N/A
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (f)	2.21	%(g)	2.13	%(g)	1.90	%(g)	2.14	%(g)	1.96	%(g)	3.36%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (f)	2.21	%(g)	2.13	%(g)	1.90	%(g)	2.14	%(g)	0.93	%(g)(h)	0.75%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (f)	8.72	%(g)	8.57	%(g)	8.74	%(g)	8.48	%(g)	7.56	%(g)	11.27%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (f)	8.72	%(g)	8.57	%(g)	8.74	%(g)	8.48	%(g)	8.59	%(g)(h)	13.88%
Portfolio turnover rate (d)	48%		82%		81%		49%		29%		52%
Reverse repurchase agreements, end of year or period (000’s omitted)	$5,017		$4,149		$4,262		$1,549		$6,796		N/A
Asset coverage per $1,000 unit of senior indebtedness (i)	$17,187		$21,969		$24,716		$62,896		$12,838		N/A

(a)	See Note 1 in the Notes to Consolidated Financial Statements for basis of consolidation.
(b)	Calculated using the average shares outstanding method.
(c)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Consolidated Statement of Operations due to share transactions for the year or period.

(d)	Not annualized for periods of less than one year.
(e)	Total return assumes reinvestment of dividends and would have been lower if no expense waiver was in place.
(f)	Annualized for periods less than one year.
(g)	Includes interest expense.
(h)	Effective January 1, 2023, the expense limitation agreement was terminated. Prior to January 1, 2023, the expense cap was 0.75%. See Note 5.
(i)
Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness, where one unit equals $1,000 of senior indebtedness.

See accompanying notes which are an integral part of these consolidated financial statements.

Angel Oak Strategic Credit Fund
Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Par	Value
Asset-Backed Securities — 28.0%

Automobile — 9.6%
AgoraCapital Auto Securities Trust, Series 2025‑1A, Class C, 10.17%, 11/25/2032 (a)	500,000	519,642
Arivo Acceptance Auto Loan Receivables Trust
Series 2022‑1A, Class D, 7.38%, 09/17/2029 (a)	1,000,000	984,009
Series 2026‑1A, Class E, 8.72%, 10/16/2034 (a)	250,000	250,493
Exeter Automobile Receivables Trust, Series 2022‑2A, Class E, 6.34%, 10/15/2029 (a)	500,000	487,168
FHF Trust
Series 2025‑1A, Class D, 5.95%, 06/15/2032 (a)	300,000	283,323
Series 2026‑1A, Class E, 9.16%, 05/15/2034	500,000	516,352
Flagship Credit Auto Trust, Series 2024‑1, Class E, 8.60%, 05/15/2031 (a)	200,000	168,411
Hertz Corp., Series 2025‑6A, Class D, 8.30%, 05/25/2032 (a)	250,000	249,156
Lobel Automobile Receivables Trust, Series 2026‑1, Class E, 8.37%, 01/15/2031 (a)	750,000	749,429
Prestige Auto Receivables Trust
Series 2024‑2A, Class E, 6.75%, 11/17/2031 (a)	250,000	222,904
Series 2026‑1A, Class E, 8.55%, 11/15/2033 (a)	500,000	498,704
Research-Driven Pagaya Motor Asset Trust
Series 2021‑2A, Class A, 2.65%, 03/25/2030 (a)	50,633	50,279
Series 2025‑3A, Class E, 11.09%, 02/27/2034 (a)	185,619	186,427
Series 2025‑6A, Class E, 10.53%, 08/25/2034 (a)	250,000	248,443
Series 2026‑3A, Class E1, 11.39%, 03/26/2035 (a)	250,000	250,053
Series 2026‑3A, Class E2, 11.75%, 03/26/2035 (a)	250,000	236,680
Series 2026‑4A, Class XS, 10.00%, 05/25/2035 (a)	500,000	477,586
Series 2026‑R1A, Class D, 7.72%, 07/25/2034 (a)	500,000	494,077
Santander Holdings USA, Inc., Series 2024‑A, Class F, 10.17%, 06/15/2032 (a)	91,054	93,953
Strike Acceptance Auto Funding Trust, Series 2023‑1A, Class A, 8.00%, 10/15/2026 (a)	143,056	143,607
Truist Bank, Series 2026‑1, Class D, 10.10%, 06/26/2034 (a)	693,765	704,205
US Auto Funding Trust, Series 2022‑1A, Class D, 9.14%, 07/15/2027 (a)	1,450,000	15

		7,814,916

Consumer — 17.8%
ACHD Trust
Series 2025‑DS1, Class B, 9.38%, 01/09/2034 (a)	150,000	151,083
Series 2025‑DS1, Class C, 11.33%, 01/09/2034 (a)	600,000	601,832
Affirm, Inc.
Series 2025‑X1, Class CERT, 0.00%, 04/15/2030 (a)	10,100	131,193
Series 2025‑X2, Class CERT, 0.00%, 10/15/2030 (a)(b)	4,500	166,725
Series 2026‑X1, Class CERT, 0.00%, 04/15/2031 (a)(b)	12,500	845,861
AMCR ABS Trust, Series 2026‑A, Class D, 12.08%, 05/18/2033 (a)	250,000	261,771
Aqua Finance Trust, Series 2021‑A, Class C, 3.14%, 07/17/2046 (a)	255,228	235,036
Bankers Healthcare Group, Inc., Series 2026-1CON, Class E, 8.03%, 06/17/2037 (a)	500,000	497,418
Freedom Financial Network LLC
Series 2026‑DS1, Class B, 8.25%, 07/10/2034 (a)	300,000	301,875
Series 2026‑DS1, Class C, 10.42%, 07/10/2034 (a)	750,000	755,323
Lendingpoint Asset Securitization Trust, Series 2022‑A, Class E, 7.02%, 06/15/2029 (a)	100,000	1
Marlette Funding Trust, Series 2021‑2A, Class R, 0.00%, 09/15/2031 (a)	18,149	232,796
Momnt Technologies Trust, Series 2023‑1A, Class B, 8.29%, 03/20/2045 (a)	500,000	521,632
Oportun Financial Corp.
Series 2025‑C, Class E, 9.20%, 07/08/2033 (a)	500,000	499,721
Series 2025‑D, Class E, 10.82%, 02/08/2033 (a)	200,000	200,395
Series 2026‑A, Class E, 9.38%, 01/09/2034 (a)	250,000	249,375

See accompanying notes which are an integral part of these consolidated financial statements.

Angel Oak Strategic Credit Fund
Consolidated Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

	Par	Value
Pagaya AI Debt Selection Trust
Series 2021‑1, Class C, 4.09%, 11/15/2027 (a)	$4,009	$3,996
Series 2021‑3, Class C, 3.27%, 05/15/2029 (a)	11,393	11,298
Series 2022‑2, Class C, 7.50%, 01/15/2030 (a)	122,666	122,782
Series 2024‑11, Class F, 12.00%, 07/15/2032 (a)	233,648	225,473
Series 2024‑6, Class D, 11.35%, 11/15/2031 (a)	175,596	175,989
Series 2025‑1, Class F, 12.00%, 07/15/2032 (a)	180,937	178,446
Series 2025‑5, Class F, 12.00%, 03/15/2033 (a)	199,992	195,177
Series 2025‑6, Class F1, 10.79%, 04/15/2033 (a)	499,954	489,516
Series 2025‑6, Class F2, 12.00%, 04/15/2033 (a)	249,977	245,759
Series 2025‑R2, Class D, 5.80%, 10/15/2032 (a)	184,361	183,041
Series 2025‑R2, Class E, 9.34%, 10/15/2032 (a)	535,906	352,466
Series 2026‑3, Class E, 10.16%, 12/15/2033 (a)	500,000	503,490
Series 2026‑4, Class E, 10.73%, 01/16/2034 (a)	750,000	752,073
Pagaya Technologies Ltd., Series 2025‑2, Class E, 8.71%, 07/20/2033 (a)	500,000	502,636
PAR Issuer Trust, Series 2026‑2A, Class CERT, 0.00%, 04/15/2034 (a)	978,067	1,018,970
Powerpay Securitization Funding LLC, Series 2024‑1A, Class B, 8.46%, 02/18/2039 (a)	179,877	183,568
Prosper Marketplace Issuance Trust, Series 2024‑1A, Class D, 10.98%, 08/15/2029 (a)	500,000	500,839
RCKT Mortgage Trust, Series 2025‑2A, Class E, 7.83%, 11/27/2034 (a)	500,000	424,790
Republic Finance Issuance Trust, Series 2024‑A, Class D, 9.49%, 08/20/2032 (a)	250,000	250,506
Upgrade Master Pass-Thru Trust
Series 2026‑ST1, Class CERT, 0.00%, 03/15/2034 (a)	1,000,000	787,886
Series 2026‑ST2, Class CRT1, 0.00%, 06/15/2034 (a)	1,000,000	822,660
Upstart Pass-Through Trust Series
Series 2021‑ST9, Class CERT, 0.00%, 11/20/2029 (a)	200,000	11,611
Series 2022‑ST1, Class CERT, 0.00%, 03/20/2030 (a)	100,000	10,220
Upstart Securitization Trust
Series 2022‑1, Class C, 5.71%, 03/20/2032 (a)	114,125	36,203
Series 2022‑2, Class C, 8.43%, 05/20/2032 (a)	123,607	87,463
Series 2022‑4, Class R, 0.00%, 08/20/2032 (a)	9,967	688,416

		14,417,311

Equipment — 0.6%
Octane Receivables Trust, Series 2024-RPT1, Class R2, 8.71%, 02/22/2030	500,000	502,807

TOTAL ASSET-BACKED SECURITIES (Cost $24,238,894)		22,735,034

Collateralized Loan Obligations — 27.8%
ABPCI Direct Lending Fund ABS Ltd., Series 2022‑2A, Class B, 4.99%, 03/01/2032 (a)	217,046	205,130
Apidos CLO Ltd., Series 2019‑32A, Class ER, 9.23% (3 mo. Term SOFR + 5.50%), 01/20/2033 (a)	700,000	706,438
First Eagle Private Credit LLC, Series 2016‑1A, Class CR, 9.07% (3 mo. Term SOFR + 5.26%), 01/25/2032 (a)(c)	4,764,391	4,796,108
Fort Washington CLO Ltd., Series 2021‑2A, Class E, 10.60% (3 mo. Term SOFR + 6.87%), 10/20/2034 (a)	1,000,000	999,969
Golub Capital Partners ABS Funding Ltd.
Series 2020‑1A, Class B, 4.50%, 01/22/2029 (a)	54,990	51,271
Series 2021‑1A, Class B, 3.82%, 04/20/2029 (a)	167,946	165,667
Halsey Point CLO Ltd., Series 2022‑6A, Class FR, 12.20% (3 mo. Term SOFR + 8.47%), 01/20/2038 (a)	250,000	220,550
Ivy Hill Middle Market Credit Fund Ltd., Series 2024‑22A, Class ER, 10.33% (3 mo. Term SOFR + 6.60%), 07/20/2038 (a)	1,000,000	1,000,000

See accompanying notes which are an integral part of these consolidated financial statements.

Angel Oak Strategic Credit Fund
Consolidated Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

	Par	Value
Man GLG US CLO Ltd., Series 2024‑1A, Class D2, 8.93% (3 mo. Term SOFR + 5.20%), 07/20/2037 (a)(c)	$1,000,000	$1,002,147
Maranon Loan Funding Ltd., Series 2025‑1A, Class E, 10.75% (3 mo. Term SOFR + 7.00%), 10/15/2037 (a)	3,250,000	3,167,522
Monroe Capital ABS Funding Ltd., Series 2021‑1A, Class B, 3.91%, 04/22/2031 (a)	235,504	216,692
Neuberger Berman Loan Advisers Lasalle Street Lending CLO Ltd., Series 2024‑2A, Class E, 11.23% (3 mo. Term SOFR + 7.50%), 04/20/2038 (a)	2,000,000	2,020,822
OFSI Fund Ltd., Series 2025‑15A, Class E, 10.23% (3 mo. Term SOFR + 6.50%), 03/31/2038 (a)	1,500,000	1,512,456
Pikes Peak CLO Ltd.
Series 2020‑5A, Class FR, 11.55% (3 mo. Term SOFR + 7.82%), 10/20/2037 (a)	1,000,000	926,226
Series 2023‑14A, Class ER, 9.73% (3 mo. Term SOFR + 6.00%), 07/20/2038 (a)	2,000,000	1,994,044
Rockford Tower CLO Ltd., Series 2024‑1A, Class ER, 10.37% (3 mo. Term SOFR + 6.60%), 07/20/2039 (a)	1,000,000	975,000
Star Mountain CFO I LP, Series 2026‑1A, Class C, 11.75% (3 mo. Term SOFR + 8.00%), 12/31/2038 (a)(d)	825,000	825,000
Tikehau US CLO Ltd., Series 2023‑1A, Class ER, 11.64% (3 mo. Term SOFR + 7.89%), 03/15/2038 (a)	1,750,000	1,753,563

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $22,693,571)		22,538,605

Residential Mortgage-Backed Securities — 23.4%
American Home Mortgage Assets LLC, Series 2006‑6, Class XP, 0.04%, 12/25/2046 (b)(e)	637,546	2,676
Banc of America Alternative Loan Trust
Series 2006‑5, Class CBIO, 6.00%, 06/25/2046 (b)	614,279	137,556
Series 2006‑6, Class CBIO, 6.00%, 07/25/2046 (b)	1,143,738	252,211
Bellemeade Re Ltd.
Series 2023‑1, Class B1, 10.32% (30 day avg SOFR US + 6.70%), 10/25/2033 (a)	400,000	425,181
Series 2024‑1, Class B1, 9.17% (30 day avg SOFR US + 5.55%), 08/25/2034 (a)	650,000	675,926
Series 2025‑1, Class B1, 8.67% (30 day avg SOFR US + 5.05%), 10/25/2035 (a)	500,000	520,613
Colony American Finance Ltd., Series 2020‑4, Class D, 2.71%, 12/15/2052 (a)	770,000	676,125
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004‑29, Class 1X, 0.09%, 02/25/2035 (b)(e)	696,946	7
Credit Suisse Mortgage Capital Certificates
Series 2017-RPL1, Class B4, 2.99%, 07/25/2057 (a)(e)	1,407,595	541,852
Series 2022-ATH1, Class B2, 4.64%, 01/25/2067 (a)(e)	2,000,000	1,679,132
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004‑AR2, Class X2, 0.17%, 11/19/2044 (b)(e)	246,364	546
Ellington Financial Mortgage Trust
Series 2024-NQM1, Class B3, 7.45%, 11/25/2069 (a)(e)	1,000,000	982,021
Series 2025-NQM1, Class B3, 7.43%, 01/25/2070 (a)(e)	500,000	483,298
Series 2026-NQM3, Class B3, 6.90%, 03/25/2071 (a)(e)	1,000,000	903,157
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B2, 6.46%, 09/27/2060 (a)(e)	2,975,000	2,846,909
JP Morgan Mortgage Trust
Series 2021‑11, Class AX1, 0.22%, 01/25/2052 (a)(b)(e)	67,887,559	704,605
Series 2022‑6, Class B5, 3.28%, 11/25/2052 (a)(e)	1,265,000	620,816
Series 2023‑6, Class B4, 6.04%, 12/26/2053 (a)(e)	508,461	430,379
Series 2024‑8, Class B5, 6.91%, 01/25/2055 (a)(e)	804,000	644,773
Series 2024‑8, Class B6, 6.71%, 01/25/2055 (a)(e)	1,457,423	926,213

See accompanying notes which are an integral part of these consolidated financial statements.

Angel Oak Strategic Credit Fund
Consolidated Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

	Par	Value
JP Morgan Chase Bank NA
Series 2020‑CL1, Class M5, 9.44% (1 mo. Term SOFR + 5.71%), 10/25/2057 (a)	$101,249	$105,162
Series 2021‑CL1, Class B, 10.52% (30 day avg SOFR US + 6.90%), 03/25/2051 (a)	74,979	73,082
Series 2021‑CL1, Class M5, 7.47% (30 day avg SOFR US + 3.85%), 03/25/2051 (a)	37,045	37,415
New Residential Mortgage Loan Trust, Series 2015‑1A, Class B6, 5.12%, 05/28/2052 (a)(e)	1,226,633	1,017,281
Point Securitization Trust, Series 2025‑2, Class B1, 7.00%, 10/25/2055 (a)(f)	1,500,000	1,407,783
RALI Trust
Series 2006‑QS6, Class 1AV, 0.76%, 06/25/2036 (b)(e)	3,604,563	96,027
Series 2007-QS11, Class AV, 0.25%, 10/25/2037 (b)(e)	10,535,424	96,140
Structured Asset Mortgage Investments, Inc., Series 2006‑AR7, Class X, 0.90%, 08/25/2036 (b)	6,677,359	229,594
Unlock Hea Trust, Series 2025‑2, Class C, 6.00%, 11/25/2041 (a)	500,000	405,696
Western Alliance Bancorp
Series 2021‑CL2, Class B, 12.12% (30 day avg SOFR US + 8.50%), 07/25/2059 (a)	400,000	396,772
Series 2021‑CL2, Class M3, 7.72% (30 day avg SOFR US + 4.10%), 07/25/2059 (a)	1,197,659	1,294,480
Series 2021‑CL2, Class M5, 10.12% (30 day avg SOFR US + 6.50%), 07/25/2059 (a)	349,199	340,312

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $18,371,368)		18,953,740

Corporate Obligations — 13.0%

Basic Materials — 0.6%
Consolidated Energy Finance SA, 5.63%, 10/15/2028 (a)	500,000	483,535

Communications — 1.2%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (a)	500,000	522,945
Gray Media, Inc., 5.38%, 11/15/2031 (a)	600,000	446,493

		969,438

Consumer, Cyclical — 0.6%
Goodyear Tire & Rubber Co., 8.88%, 07/15/2032	250,000	256,811
K Hovnanian Enterprises, Inc., 8.38%, 10/01/2033 (a)	250,000	254,277

		511,088

Consumer, Non‑cyclical — 2.0%
Fiesta Purchaser, Inc., 9.63%, 09/15/2032 (a)	500,000	469,717
Hertz Corp., 12.63%, 07/15/2029 (a)	250,000	163,246
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)	500,000	486,768
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	500,000	496,624

		1,616,355

Energy — 2.5%
Borr IHC Ltd. / Borr Finance LLC, 9.00%, 01/15/2034 (a)	250,000	245,062
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 02/15/2031 (a)	500,000	535,208
CVR Energy, Inc., 7.88%, 02/15/2034 (a)	500,000	508,418
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual (a)	250,000	256,427
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	500,000	498,313

		2,043,428

Financial — 4.5%
Burford Capital Global Finance LLC, 7.50%, 07/15/2033 (a)	250,000	211,011
Freedom Mortgage Holdings LLC, 7.88%, 04/01/2033 (a)	500,000	482,644
goeasy Ltd., 6.88%, 02/15/2031 (a)	250,000	223,777

See accompanying notes which are an integral part of these consolidated financial statements.

Angel Oak Strategic Credit Fund
Consolidated Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

	Par	Value
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031 (a)	$500,000	$491,459
PHH Corp., 9.88%, 11/01/2029 (a)	500,000	495,727
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (a)	500,000	518,083
PRA Group, Inc., 5.00%, 10/01/2029 (a)	500,000	473,970
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (a)	500,000	493,584
Velocity Commercial Capital LLC, 9.38%, 02/15/2031 (a)	250,000	257,620

		3,647,875

Industrial — 1.3%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (a)	500,000	512,870
Trivium Packaging Finance BV, 12.25%, 01/15/2031 (a)	500,000	553,597

		1,066,467

Technology — 0.3%
Unisys Corp., 10.63%, 01/15/2031 (a)	250,000	235,157

TOTAL CORPORATE OBLIGATIONS (Cost $10,495,216)		10,573,343

Residential Whole Loans — 6.4%

Home Equity Lines of Credit — 6.4%
Selene Loan Trust
200342937, Homebridge, 10.47%, (Prime Rate + 3.72%), 10/15/2054	179,863	190,725
203856941, Homebridge, 9.22%, (Prime Rate + 2.47%), 02/05/2055	150,000	159,059
204311776, Homebridge, 10.10%, (Prime Rate + 3.35%), 10/31/2054	111,400	118,128
204350809, Homebridge, 9.60%, (Prime Rate + 2.85%), 10/25/2054	59,262	62,841
205390042, Homebridge, 10.35%, (Prime Rate + 3.60%), 10/28/2054	30,854	32,718
206446188, Homebridge, 9.97%, (Prime Rate + 3.22%), 10/25/2054	83,900	88,967
209408253, Homebridge, 12.50%, (Prime Rate + 5.75%), 02/11/2055	117,500	124,596
209533330, Homebridge, 9.22%, (Prime Rate + 2.47%), 10/22/2054	58,302	61,823
210665218, Homebridge, 9.97%, (Prime Rate + 3.22%), 02/07/2055	68,000	72,107
212412795, Homebridge, 9.22%, (Prime Rate + 2.47%), 10/03/2054	30,000	31,812
214555744, Homebridge, 10.60%, (Prime Rate + 3.85%), 10/25/2054	147,000	155,878
221826066, Homebridge, 8.85%, (Prime Rate + 2.10%), 10/21/2054	27,975	29,664
223340912, Homebridge, 12.50%, (Prime Rate + 5.75%), 10/31/2054	230,300	244,209
223344088, Homebridge, 9.85%, (Prime Rate + 3.10%), 10/29/2054	117,251	124,332
226714739, Homebridge, 10.10%, (Prime Rate + 3.35%), 02/09/2055	68,490	72,626
226830642, Homebridge, 11.35%, (Prime Rate + 4.60%), 02/11/2055	176,938	187,624
226986636, Homebridge, 10.85%, (Prime Rate + 4.10%), 02/11/2055	156,600	166,058
228774039, Homebridge, 10.85%, (Prime Rate + 4.10%), 11/05/2054	71,500	75,818
231274334, Homebridge, 10.10%, (Prime Rate + 3.35%), 10/25/2054	29	30
231879170, Homebridge, 10.47%, (Prime Rate + 3.72%), 02/10/2055	84,451	89,552
233741915, Homebridge, 10.60%, (Prime Rate + 3.85%), 11/03/2054	99,591	105,606
233824205, Homebridge, 10.22%, (Prime Rate + 3.47%), 10/07/2054	99,769	105,795
234756119, Homebridge, 11.72%, (Prime Rate + 4.97%), 10/29/2054	99,900	105,933
235802057, Homebridge, 10.97%, (Prime Rate + 4.22%), 10/07/2054	74,500	78,999
238825635, Homebridge, 9.97%, (Prime Rate + 3.22%), 10/22/2054	265,000	281,004
244911739, Homebridge, 9.72%, (Prime Rate + 2.97%), 02/10/2055	20,396	21,627
248297865, Homebridge, 10.85%, (Prime Rate + 4.10%), 10/09/2054	30,000	31,812
248841551, Homebridge, 10.10%, (Prime Rate + 3.35%), 10/14/2054	32,000	33,933
249057289, Homebridge, 9.97%, (Prime Rate + 3.22%), 10/10/2054	97,873	103,784
250194866, Homebridge, 8.85%, (Prime Rate + 2.10%), 02/08/2055	44,000	46,657
255908709, Homebridge, 11.47%, (Prime Rate + 4.72%), 10/07/2054	30,938	32,806

See accompanying notes which are an integral part of these consolidated financial statements.

Angel Oak Strategic Credit Fund
Consolidated Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

	Par	Value
256836092, Homebridge, 9.72%, (Prime Rate + 2.97%), 02/07/2055	$50,000	$53,020
257145764, Homebridge, 9.85%, (Prime Rate + 3.10%), 10/22/2039	63,000	66,805
260158176, Homebridge, 11.35%, (Prime Rate + 4.60%), 11/07/2054	61,690	65,416
261511178, Homebridge, 10.47%, (Prime Rate + 3.72%), 10/15/2054	24,724	26,217
263433743, Homebridge, 9.97%, (Prime Rate + 3.22%), 10/09/2054	24,425	25,900
264089419, Homebridge, 9.60%, (Prime Rate + 2.85%), 02/10/2055	80,000	84,832
264376352, Homebridge, 10.10%, (Prime Rate + 3.35%), 10/18/2054	41,890	44,420
265758400, Homebridge, 9.85%, (Prime Rate + 3.10%), 10/21/2054	112,602	119,403
266826317, Homebridge, 9.22%, (Prime Rate + 2.47%), 10/28/2054	60,446	64,097
268395145, Homebridge, 9.22%, (Prime Rate + 2.47%), 10/09/2054	140,000	148,455
269338273, Homebridge, 9.22%, (Prime Rate + 2.47%), 11/04/2054	35,000	37,114
275399972, Homebridge, 11.35%, (Prime Rate + 4.60%), 10/07/2054	70,064	74,296
275879065, Homebridge, 10.22%, (Prime Rate + 3.47%), 02/06/2055	102,659	108,859
276492808, Homebridge, 9.97%, (Prime Rate + 3.22%), 02/10/2055	744	789
278658248, Homebridge, 10.60%, (Prime Rate + 3.85%), 02/07/2055	59,571	63,168
279785347, Homebridge, 9.60%, (Prime Rate + 2.85%), 02/06/2055	111,000	117,704
282171918, Homebridge, 10.10%, (Prime Rate + 3.35%), 10/08/2054	125,000	132,549
283745529, Homebridge, 10.60%, (Prime Rate + 3.85%), 10/24/2039	75,000	79,530
284377737, Homebridge, 10.35%, (Prime Rate + 3.60%), 10/11/2054	96,237	102,049
285169739, Homebridge, 8.85%, (Prime Rate + 2.10%), 10/29/2054	110,000	116,643
288579896, Homebridge, 9.85%, (Prime Rate + 3.10%), 02/06/2055	30,000	31,812
289514514, Homebridge, 9.47%, (Prime Rate + 2.72%), 02/11/2055	116,671	123,717
291717156, Homebridge, 9.72%, (Prime Rate + 2.97%), 02/10/2055	63,600	67,441
292740251, Homebridge, 10.60%, (Prime Rate + 3.85%), 02/05/2040	35,000	37,114
294371293, Homebridge, 12.50%, (Prime Rate + 5.75%), 10/08/2054	50,000	53,020
295755731, Homebridge, 9.60%, (Prime Rate + 2.85%), 10/11/2054	32,200	34,145
296280889, Homebridge, 10.85%, (Prime Rate + 4.10%), 10/16/2054	198,662	210,660
297070624, Homebridge, 10.60%, (Prime Rate + 3.85%), 02/10/2055	100,000	106,039

TOTAL WHOLE LOANS (Cost $5,084,245)		5,231,737

	Shares
Exchange Traded Funds — 4.0%
Invesco Senior Loan ETF	42,415	864,842
iShares Broad USD High Yield Corporate Bond ETF	64,558	2,374,443

TOTAL EXCHANGE TRADED FUNDS (Cost $3,258,623)		3,239,285

	Par
Commercial Mortgage-Backed Securities — 1.0%
GS Mortgage Securities Corp., Series 2018‑TWR, Class G, 7.90% (1 mo. Term SOFR + 4.22%), 07/15/2031 (a)(g)	$311,000	8,138
HTL Commercial Mortgage Trust, Series 2024‑T53, Class F, 11.93%, 05/10/2039 (a)(e)	500,000	508,086
Morgan Stanley Capital I, Inc., Series 2014-150E, Class B, 4.26%, 09/09/2032 (a)	123,000	107,756
X‑Caliber Funding LLC 0.00%, 09/15/2026 (a)(h)	209,401	205,601
Series 2021‑9, Class B1, 11.77% (1 mo. Term SOFR + 8.12%), 10/06/2026 (a)(g)	50,000	4

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,155,452)		829,585

See accompanying notes which are an integral part of these consolidated financial statements.

Angel Oak Strategic Credit Fund
Consolidated Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

	Par	Value
Commercial Mortgage-Backed Securities – U.S. Government Agency — 0.1%
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 6.25% (30 day avg SOFR US + 2.61%), 11/25/2026 (a)	$129,217	$121,866

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES — U.S. GOVERNMENT AGENCY (Cost $129,217)		121,866

Residential Mortgage-Backed Securities — U.S. Government Agency — 0.1%
Government National Mortgage Association, Series 2025‑63, Class QI, 6.00%, 04/20/2055 (b)	456,297	60,818

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES — U.S. GOVERNMENT AGENCY (Cost $66,607)		60,818

	Shares
Short-Term Investments — 1.4%

Money Market Funds – 1.4%
First American Government Obligations Fund — Class U, 3.60% (i)	1,147,509	1,147,509

TOTAL SHORT-TERM INVESTMENTS (Cost $1,147,509)		1,147,509

TOTAL INVESTMENTS — 105.2% (Cost $87,640,702)		85,431,522
Liabilities in Excess of Other Assets — (5.2)%		(4,222,878)

TOTAL NET ASSETS — 100.0%		$81,208,644

Percentages are stated as a percent of net assets.
CMT — Constant Maturity Treasury
LP — Limited Partnership
SOFR — Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2026, the value of these securities total $73,661,446 or 90.7% of the Fund’s net assets.

(b)	Interest only security.
(c)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At July 31, 2026, the value of securities pledged amounted to $5,798,255.
(d)
As of July 31, 2026, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $825,000 or 1.0% of net assets. Value determined using significant unobservable inputs.

(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2026.

(f)	Step coupon bond. The rate disclosed is as of July 31, 2026.
(g)	Issuer is currently in default and not accruing income.
(h)	Zero coupon bonds make no periodic interest payments.
(i)	The rate shown represents the 7‑day annualized yield as of July 31, 2026.
Consolidated Schedule of Open Futures Contracts

Long Futures Contracts	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	118	09/21/2026	$12,744,000	($93,523)
U.S. Treasury Long Bonds	11	09/21/2026	1,191,438	(22,296)
Total Unrealized Appreciation (Depreciation)				($115,819)

See accompanying notes which are an integral part of these consolidated financial statements.

Angel Oak Strategic Credit Fund
Consolidated Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Consolidated Schedule of Centrally Cleared Credit Default Swaps – Buy Protection (a)

Reference Obligation	Implied Credit Spread at 07/31/26 (b)	Pay (Receive) Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG (d)	0.53%	1.00%	Quarterly	06/20/2031	Wells Fargo Securities, LLC	$30,000,000	($651,990)	($483,501)	($168,489)

(a)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year‑end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Centrally cleared swap, clearing agent: Intercontinental Exchange.
Consolidated Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Lucid Management and Capital Partners LP	4.86%	07/16/2026	08/13/2026	$753,836	$751,000
Lucid Management and Capital Partners LP	4.69%	07/16/2026	10/15/2026	4,316,605	4,266,000
				$5,070,441	$5,017,000
A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See accompanying notes which are an integral part of these consolidated financial statements.

Angel Oak Strategic Credit Fund
Notes to the Consolidated Financial Statements
July 31, 2026 (Unaudited)
NOTE 1. ORGANIZATION
Angel Oak Strategic Credit Fund (the “Trust” or the “Fund”), a Delaware statutory trust organized on August 18, 2017, is a continuously offered, diversified, closed‑end management investment company as defined in the Investment Company Act of 1940 as amended (the “1940 Act”). The Trust’s sole series is the Fund. The Trust’s Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares. Please see the table below for a summary of class specific information:

	Ticker	Investment Strategy	Commencement of Operations	Maximum Front‑End Sales Charge	Maximum Back‑End Sales Charge	12b‑1 Fees
Strategic Credit Fund
Class A	ASCAX	Total Return	N/A	2.25%	N/A	0.25%
Class U	ASCUX		N/A	N/A	1.50%	N/A
Class FI	ASCNX		07/12/2022	N/A	3.00%	N/A
Institutional Class	ASCIX		12/26/2017	N/A	N/A	N/A
The Fund operates as an “interval fund” pursuant to Rule 23c‑3 under the 1940 Act. The Board of Trustees (“Board”) of the Fund has adopted a fundamental policy that the Fund will make quarterly repurchase offers pursuant to Rule 23c‑3 under the 1940 Act, as such rule may be amended from time to time, for between 5% and 25% of the shares of beneficial interest (“Shares”) outstanding at net asset value (“NAV”), unless suspended or postponed in accordance with regulatory requirements. Each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (as defined in the Fund’s Prospectus), or the next business day if the 14th day is not a business day. The Fund will not be required to repurchase Shares at a shareholder’s option nor will Shares be exchangeable for units, interests or shares of any investment of the Fund. In connection with each repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased. The Fund does not intend to list its Shares for trading on any national securities exchange. The Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The Shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to repurchase a portion of the Shares to provide liquidity to shareholders, investors should consider the Shares to be illiquid. The Fund’s fundamental policy requires the Fund to make repurchase offers every three months. Quarterly repurchases occur in the months of March, June, September, and December.
Wholly-Owned Subsidiaries – As part of its investment strategy, the Fund invests directly or, to comply with certain regulations, through its wholly-owned and controlled subsidiary, Selene Loan Trust (“Selene”), a statutory trust organized under the laws of the state of Delaware and incorporated on September 18, 2024. Selene acts as an investment vehicle in order to purchase whole loans. Currently, Selene owns residential home equity lines of credit (“HELOCs”). The allocation of the Fund’s investments, if any, in Selene will vary over time. Selene is reported as Residential Home Equity Lines of Credit under Residential Whole Loans in the Consolidated Schedule of Investments.
The consolidated financial statements of the Fund include the investment activity and financial statements of Selene. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in its subsidiary, the Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to the Fund may also encompass its subsidiary.
At July 31, 2026, investments held by Selene included HELOCs, valued at $5,231,737, which represented 6.44% of the total net assets of the Fund. At July 31, 2026, there was no cash held in Selene.
NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946, Financial Services-Investment Companies.

Angel Oak Strategic Credit Fund
Notes to the Consolidated Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Securities Valuation and Fair Value Measurements: The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1: quoted prices in active markets for identical securities that the Fund has the ability to access
•	Level 2: other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)
The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.
Investments in registered open‑end management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.
Fair values for long-term debt securities, including asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), collateralized loan obligations (“CLOs”), HELOCs, and corporate obligations are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.
Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.
Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments which represents fair value. These securities will generally be categorized as Level 2 securities.

Angel Oak Strategic Credit Fund
Notes to the Consolidated Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.
Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day‑to‑day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.
The following is a summary of the investments by their inputs used to value the Fund’s net assets as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$22,735,034	$–	$22,735,034
Collateralized Loan Obligations	–	21,713,605	825,000	22,538,605
Residential Mortgage-Backed Securities	–	18,953,740	–	18,953,740
Corporate Obligations	–	10,573,343	–	10,573,343
Residential Whole Loans	–	5,231,737	–	5,231,737
Exchange Traded Funds	3,239,285	–	–	3,239,285
Commercial Mortgage-Backed Securities	–	829,585	–	829,585
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	121,866	–	121,866
Residential Mortgage-Backed Securities – U.S. Government Agency	–	60,818	–	60,818
Short-Term Investments	1,147,509	–	–	1,147,509
Total	$4,386,794	$80,219,728	$825,000	$85,431,522
Other Financial Instruments
Liabilities
Futures Contracts*	($115,819)	$–	$–	($115,819)
Reverse Repurchase Agreements	–	(5,017,000)	–	(5,017,000)
Swaps*	–	(168,489)	–	(168,489)
Total	($115,819)	($5,185,489)	$–	($5,301,308)

*
Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Open Futures Contracts and Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection.

See the Consolidated Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2026, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/26	Amortization/ Accretion/ Distributions	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation/ Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/26
Collateralized Loan Obligations	$–	$–	$–	$-	$825,000	$–	$–	$–	$825,000

Angel Oak Strategic Credit Fund
Notes to the Consolidated Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 07/31/26	Valuation Techniques	Unobservable Input*	Range**	Weighted Average Unobservable Input
Collateralized Loan Obligations	$825,000	Transaction Price	Transaction Price	$100.00	$100.00

*
Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

**	Each input presents information for one security and reflects the value as of July 31, 2026.
Federal Income Taxes: The Fund intends to elect and continue to qualify to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund generally will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. The Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.
The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Consolidated Statement of Operations. During the period ended July 31, 2026, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and major jurisdictions and concluded that no provision for income tax would be required in the Fund’s financial statements. The Fund’s Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Security Transactions and Income Recognition: Investment security transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life and recoverable principal and recorded in interest income on the Consolidated Statement of Operations. Dividend income and corporate actions, if any, are recorded on the ex‑date. Paydown gains and losses on mortgage-related and other ABS are recorded as components of interest income on the Consolidated Statement of Operations. Payments received from certain investments held by the Fund may be comprised of dividends, capital gains and return of capital. The Fund originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Fund’s shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.
Distributions to Shareholders: Distributions from the Fund’s net investment income are accrued daily and typically paid monthly. The Fund intends to distribute its net realized long term capital gains and net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex‑dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. For the latest tax year ended January 31, 2026, there were no reclassifications.
Share Valuation: The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.

Angel Oak Strategic Credit Fund
Notes to the Consolidated Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results could differ from those estimates.
Indemnifications: Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.
Cash and Cash Equivalents: Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in 30‑90 days. Short-term investments can include U.S. Government securities and government agency securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements, commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Included in Investments in securities at fair value on the Consolidated Statement of Assets and Liabilities are investments in First American money market funds held at major financial institutions totaling $1,147,509.
Reverse Repurchase Agreements: A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Consolidated Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The average daily balance of reverse repurchase agreements outstanding for the Fund during the period ended July 31, 2026, was $5,624,591 at a weighted average daily interest rate of 4.66%.
The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30‑90 Days	Greater than 90 Days	Total
Collateralized Loan Obligations	$–	($751,000)	($4,266,000)	$–	($5,017,000)
Gross amount of reverse repurchase agreements in Balance Sheet Offsetting Information Table					($5,017,000)
Amounts related to agreements not included in offsetting disclosure in Balance Sheet Offsetting Information Table					$–
NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS
Asset-Backed and Mortgage-Backed Securities and Whole Loan Risks: Prepayment risk is associated with MBS and ABS, including CLOs, and whole loans. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these investments may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly. These investments may have a structure that makes their reaction to interest rate changes and

Angel Oak Strategic Credit Fund
Notes to the Consolidated Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS – (continued)

other factors difficult to predict, making their value highly volatile. Certain MBS may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, ABS may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. Whole loans are sold in their entirety rather than being pooled with other mortgages. Whole loans are mortgage loans, including HELOCs, sold to an investor in a secondary market. The investor purchasing the loan assumes full responsibility of the loan and all the contractual terms and rights associated with the funds. The credit risk on such loans is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and ABS, including CLOs, may decline and therefore may not be adequate to cover underlying investors. To the extent the Fund focuses its investments in particular types of MBS or ABS, including CLOs, and whole loans, the Fund may be more susceptible to risk factors affecting such types of investments.
Subordinated Debt of Banks and Diversified Financial Companies: The Fund may invest in subordinated debt securities, sometimes also called “junior debt,” which are debt securities for which the issuer’s obligations to make principal and interest payments are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.
Structured Products: The Fund may invest in certain structured products, including community bank debt securitizations. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Fund invests. In addition to the normal interest rate, default and other risks of fixed-income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in Structured Products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.
Futures Contracts: The Fund may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.
During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking‑to‑market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 4 for information on futures contract activity during the period ended July 31, 2026.
Swaps: The Fund may invest in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. During the year, the Fund used centrally cleared credit default swaps to hedge credit spread risk on its portfolio. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.
A credit default swap agreement may reference one or more debt securities or obligations that are not currently held by the Fund. The Fund is permitted to enter into a credit default swap as either the protection buyer or seller in the discretion of the Adviser. When buying protection under a credit default swap, the Fund is generally obligated to pay the protection seller an upfront or periodic stream of payments over the term of the contract until a credit event occurs, such as a default of the reference obligation. If no credit event occurs, the Fund may recover nothing if the swap is held through the termination date.

Angel Oak Strategic Credit Fund
Notes to the Consolidated Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS – (continued)

However, if a credit event does occur, the Fund may receive the full notional value of the swap in exchange for the face amount of the obligations underlying the swap, the value of which may have significantly decreased. When selling protection under a credit default swap, the Fund receives an upfront or periodic stream of payments over the term of the contract provided that a credit event does not occur. However, as the seller of protection, the Fund effectively adds leverage to its portfolio because it gains exposure to the notional amount of the swap. Entering into a credit default swap may subject the Fund to greater risk than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps also involve illiquidity risk, counter-party risk (for OTC swaps) and credit risk.
Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a Futures Commission Merchant and centrally cleared and exchange traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into swap agreements. See Note 4 for information on swap activity during the period ended July 31, 2026.
Second Lien Risk: Second lien loans, which may include certain HELOC loans, are generally subject to similar drivers of delinquency and default as those associated with investments in senior loans. However, the risk of loss associated with second lien loans are higher than that of loans with first priority over the collateral, because in the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral recovery value would remain for the second priority lien holder and therefore result in a loss of investment to the Fund. Second lien loans also generally have greater price volatility than senior loans and may be less liquid. Second lien loans are generally of below investment grade quality, and therefore share the same risks as other below investment grade securities.
Macroeconomic Risks: Developments such as public health crises, armed conflict, changing interest rates, inflation, supply chain disruptions, geopolitical risks, natural or environmental disasters, economic sanctions, and tariffs may disrupt economic markets and the prolonged economic impacts of these types of developments are uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration, spread, and conclusion of global events, and such uncertainty may in turn impact the value of the Fund’s investments.
NOTE 4. DERIVATIVE TRANSACTIONS
The value and effect of derivative instruments on the Consolidated Statement of Assets and Liabilities as of July 31, 2026, was as follows:

Derivatives	Type of Derivative Risk	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	($115,819)
Swaps	Credit	($168,489)

*
Represents the value of unrealized appreciation (depreciation) as presented in the Consolidated Schedule of Open Futures Contracts and Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection.

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended July 31, 2026, was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	($482,410)
Swaps	Credit	Net realized gain (loss) on swaps	$1,367

Angel Oak Strategic Credit Fund
Notes to the Consolidated Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – (continued)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$61,865
Swaps	Credit	Net change in unrealized appreciation/depreciation on swaps	($73,706)
The average monthly notional value of long futures contracts during the period ended July 31, 2026, was $15,526,670. The average monthly notional value of long swap contracts during the period ended July 31, 2026, was $40,000,000.
Balance Sheet Offsetting Information
During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. As of July 31, 2026, the Fund was not subject to any netting agreements.
The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Consolidated Statement of Assets and Liabilities as of July 31, 2026.

				Gross Amounts Not Offset in Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	($115,819)	$–	($115,819)**	$–	$115,819	$–
Swaps	($168,489)	$–	($168,489)***	$–	$168,489	$–
Reverse Repurchase Agreements	($5,017,000)	$–	($5,017,000)	($5,017,000)	$–	$–

*	The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.
**
Represents the value of unrealized appreciation (depreciation) as presented in the Consolidated Schedule of Open Futures Contracts, which is included in deposit at broker for futures on the Consolidated Statement of Assets and Liabilities.

***
Represents the value of unrealized appreciation (depreciation) as presented in the Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection, which is included in depreciation for swaps on the Consolidated Statement of Assets and Liabilities.

NOTE 5. FEES AND OTHER RELATED PARTY TRANSACTIONS
Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. This fee is included in the Investment Advisory line item that is reflected in the Consolidated Statement of Operations.
From April 1, 2020, through December 31, 2022, the Adviser contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front‑end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b‑1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses after fee waiver/expense reimbursement to

Angel Oak Strategic Credit Fund
Notes to the Consolidated Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 5. FEES AND OTHER RELATED PARTY TRANSACTIONS – (continued)

0.75% (“Expense Limit”) of the Fund’s average daily net assets. Effective January 1, 2023, the Expense Limit was terminated. Prior to January 1, 2023, the Expense Limit excluded certain expenses and consequently, the total annual fund operating expenses after fee waiver/expense reimbursement may have been higher than the Expense Limit.
Quasar Distributors, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“the Distributor”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund. These fees are included in the Administration, Fund accounting, Transfer agent, and Custodian line items that are reflected in the Consolidated Statement of Operations.
The Fund makes reimbursement payments to the Adviser for the salary associated with the Chief Compliance Officer. The compliance fees expensed by the Fund during the period ended July 31, 2026, are included in the Compliance line item that is reflected in the Consolidated Statement of Operations.
Certain officers, Trustees and shareholders of the Fund are also employees of the Adviser.
NOTE 6. INVESTMENT TRANSACTIONS
For the period ended July 31, 2026, purchases and sales of investment securities, other than short-term investments and short- term U.S. Government securities, were as follows:

Purchases	Sales
$41,692,493	$44,616,995
For the period ended July 31, 2026, there were $7,377,676 of long-term purchases and $7,347,266 of long-term sales of U.S. Government securities for the Fund. These amounts are included in the aggregate purchases and sales of the investment securities displayed in the table above.
NOTE 7. REPURCHASE OFFERS
Shares repurchased during the period ended July 31, 2026, were as follows (See Note 1):

Repurchase Offer Date	Repurchase Request Deadline	NAV on Repurchase Pricing Date	Percentage of Outstanding Shares the Fund Offered to Repurchase	Number of Shares the Fund Offered to Repurchase	Percentage of Shares Repurchased to Outstanding Shares	Number of Shares Repurchased
February 27, 2026	March 20, 2026	$20.77	5.0%	211,599	4.3%	182,794
May 28, 2026	June 18, 2026	$20.72	5.0%	205,610	5.0%	205,610
NOTE 8. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At July 31, 2026, Charles Schwab & Co., Inc. and Northern Trust Co. owned, as record shareholders, 46.55% and 27.53% of the outstanding shares of the Fund, respectively.

Angel Oak Strategic Credit Fund
Notes to the Consolidated Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 9. FEDERAL TAX INFORMATION

The tax characterization of distributions paid for the latest tax year ended January 31, 2026, and January 31, 2025, were as follows:

	2026	2025
Distributions paid from:
Ordinary Income	$7,793,707	$8,781,474
Net Long-Term Capital Gain	–	–
As of the latest tax year ended January 31, 2026, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Tax Cost of Investments	$92,165,584
Unrealized Appreciation*	1,684,983
Unrealized Depreciation*	(3,351,891)
Net Unrealized Appreciation (Depreciation)*	($1,666,908)
Undistributed Ordinary Income	214,223
Undistributed Long-Term Gain (Loss)	–
Accumulated Gain (Loss)	$214,223
Other Accumulated Gain (Loss)	(1,873,890)
Total Distributable Earnings (Accumulated Deficit)	($3,326,575)

*	Represents aggregated amounts of Fund’s investments, reverse repurchase agreements, futures, and swaps.
The temporary differences between book basis and tax basis in the Fund are primarily attributable to amortization of callable bonds and wash sales.
As of the latest tax year ended January 31, 2026, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,490,446. For the latest tax year ended January 31, 2026, the Fund did not use any capital loss carryforward.
To the extent these carryforwards are used to offset futures gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

No expiration short-term	$–
No expiration long-term	$1,490,446
Total	$1,490,446
Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the latest tax year ended January 31, 2026, the Fund did not defer any post-October losses.
NOTE 10. SEGMENT REPORTING
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s Chief Operating Decision Maker (“CODM”) is the Principal Financial Officer, Chief Investment Officer, Head of Portfolio Management – Public Strategies, and the Risk Committee. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.

Angel Oak Strategic Credit Fund
Notes to the Consolidated Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 11. SUBSEQUENT EVENTS
Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the following:
Shares repurchased subsequent to July 31, 2026, were as follows (see Note 1):

Repurchase Offer Date	Repurchase Request Deadline	NAV on Repurchase Pricing Date	Percentage of Outstanding Shares the Fund Offered to Repurchase	Number of Shares the Fund Offered to Repurchase	Percentage of Shares Repurchased to Outstanding Shares	Number of Shares Repurchased
August 28, 2026	September 18, 2026	$20.52	5.0%	197,503	7.0%	276,481

Additional Information (Unaudited)
1. Shareholder Notification of Federal Tax Status
For the latest tax year ended January 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.80% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 23.80%.
For the latest tax year ended January 31, 2026, the Fund paid qualified dividend income of 0.00%.
For the latest tax year ended January 31, 2026, the percentage of ordinary income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations was 0.00%.
For the latest tax year ended January 31, 2026, the Fund did not pay any ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).
For the latest tax year ended January 31, 2026, the percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 81.16%.
2. Disclosure of Portfolio Holdings
The Fund will file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N‑PORT. The Fund’s Part F of Form N‑PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC‑0230.
3. Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (855) 751‑4324 and (2) from Trust documents filed with the SEC on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Angel Oak Capital Advisors, LLC
980 Hammond Drive, Suite 200
Atlanta, GA 30328
DISTRIBUTOR
Quasar Distributors, LLC
190 Middle Street, Suite 301,
Portland, ME 04101
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
875 East Wisconsin Avenue, Suite 210
Milwaukee, WI 53202
LEGAL COUNSEL
Dechert LLP
1900 K Street NW
Washington, DC 20006
CUSTODIAN
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

SAR-ASCIX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Exchange Act”)).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as no investment advisory agreement was approved during the six-month period reported on this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

2

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

3

(c) SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Angel Oak Strategic Credit Fund

By (Signature and Title)*	/s/ Ward Bortz
Ward Bortz, President (Principal Executive Officer)

Date October 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ward Bortz
Ward Bortz, President (Principal Executive Officer)

Date October 5, 2026

By (Signature and Title)*	/s/ Nilesh Likhite
Nilesh Likhite, Treasurer (Principal Financial Officer)

Date October 5, 2026

*	Print the name and title of each signing officer under his or her signature.

4